Geographic and Significant Customer Information - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenues from External Customers and Long-Lived Assets
Revenue	$ 443,458	$ 457,109	$ 433,460
Total property and equipment, net	37,595	41,579
EMEA
Revenues from External Customers and Long-Lived Assets
Revenue	379,674	377,920	353,775
Israel
Revenues from External Customers and Long-Lived Assets
Revenue	274,113	277,605	263,540
Total property and equipment, net	31,104	30,586
Germany
Revenues from External Customers and Long-Lived Assets
Revenue	86,834	77,540	73,065
Other
Revenues from External Customers and Long-Lived Assets
Revenue	18,727	22,775	17,170
Americas
Revenues from External Customers and Long-Lived Assets
Revenue	51,880	63,713	67,353
United States
Revenues from External Customers and Long-Lived Assets
Revenue	44,746	53,354	56,839
Total property and equipment, net	902	4,293
Other
Revenues from External Customers and Long-Lived Assets
Revenue	7,134	10,359	10,514
APAC
Revenues from External Customers and Long-Lived Assets
Revenue	11,904	15,476	$ 12,332
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 5,589	$ 6,700